Demand note payable and convertible debentures - related party	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Demand notes payable and convertible debentures - related party
Demand notes payable, convertible debentures and line of credit agreement to related parties
At December 31, 2013, demand notes payable and line of credit to related parties consisted of various demand notes outstanding to stockholders totaling $2,950,000. As of December 31, 2013, John N. Hatsopoulos, the company’s Chief Executive Officer, held all of the demand notes. The demand notes accrued interest annually at rates ranging from 5% to 6%. Unpaid principal and interest on the demand notes was due upon demand. The outstanding principal balance of these notes, together with accrued interest was paid during the three month period ended March 31, 2014.
On September 24, 2001, the Company entered into subscription agreements with three investors for the sale of convertible debentures in the aggregate principal amount of $330,000. The primary investors were George N. Hatsopoulos, a member of the board of directors, who subscribed for $200,000 of the debentures and John N. Hatsopoulos, the Company’s Chief Executive Officer, who subscribed for $100,000 of the debentures. The debentures accrue interest at a rate of 6% per annum and are due six years from issuance date. The debentures are convertible, at the option of the holder, into a number of shares of Common Stock as determined by dividing the original principal amount plus accrued and unpaid interest by a conversion price of $1.20. On September 24, 2011 the remaining holders of the Company's convertible debentures agreed to amend the terms of the debentures and extend the due date from September 24, 2011 to September 24, 2013.
On May 11, 2009 the Company sold 1,400,000 shares in Ilios at $0.50 per share to George Hatsopoulos and John Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.
On September 30, 2009, Joseph J. Ritchie elected to convert $30,000 of the outstanding principal amount of the debenture, plus accrued interest of $14,433, into 37,028 shares of Common Stock at a conversion price of $1.20 per share.
On September 30, 2012, certain holders of the debentures converted the principal amount of $100,000 and accrued interest in the amount of $6,100 into 85,242 shares of the Company's Common Stock. At December 31, 2012 there were 75,806 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures. At December 31, 2012, the principal amount of the Company’s convertible debentures was $90,967 which was due on September 24, 2013.
On October 18, 2013, the remaining holder of the debentures, George N. Hatsopoulos, converted the principal balance of $90,967 into 75,806 shares of the Company's common stock at a conversion price of $1.20 per share. In addition, Mr. Hatsopoulos requested that the accrued interest earned in 2012 in the amount of $6,913 be converted into 2,161 shares of the Company's common stock at a conversion price of $3.20 per share and that the accrued interest earned on or after January 1, 2013 in the amount of $4,367 be converted into 970 shares of the Company's common stock at a conversion price of $4.50 per share.
On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, as amended on August 13, 2013, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1,500,000, from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Repayment of the principal amount borrowed pursuant to the Credit Agreement was due on March 1, 2014. In addition, the company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014. As of March 31, 2014, the outstanding principal balance was fully paid.
On December 23, 2013, the company entered into a Senior Convertible Promissory Note (the "Note") with Michaelson Capital Special Finance Fund LP, ("Michaelson"), for the principal amount of $3,000,000 with interest at 4% per annum for a term of three years. In the event of default such interest rate shall accrue at 8% after the occurrence of the event of default and during continuance plus 2% after the occurrence and during the continuance of any other event of default. The Note is a senior unsecured obligation which pays interest only on a monthly basis in arrears at a rate of 4% per annum, unless earlier converted in accordance with the terms of the agreement prior to such date. The principal amount, if not converted, is due on the third anniversary of the Note, December 31, 2016. The Note is senior in right of payment to any unsecured indebtedness that is expressly subordinated in right of payment to the Note.
The principal balance of the Note, together with any unpaid interest, is convertible into shares of the Company's common stock at 185.19 shares of our common stock per $1,000 principal amount of Note (equivalent to a conversion price of $5.40 per share) at the option of Michaelson. If at any time the common stock of the Company is (1) trading on a national securities exchange, (2) qualifies for unrestricted resale under federal securities laws and (3) the arithmetic average of the volume weighted average price of the Common Stock for the twenty consecutive trading days preceding the Company's notice of mandatory conversion exceeds $150,000, the Company shall have the right to require conversion of all of the then outstanding principal balance together with unpaid interest of this Note into the Company's common stock based on the conversion price of $5.40 per share.
The Company may prepay all of the outstanding principal and interest due and payable under this Note in full, at any time prior to the maturity date for an amount equal to 120% of the then outstanding principal and interest due and payable as of the date of such prepayment.
Upon change of control, as defined by the Note, at Michaelson's option, the obligations may be assumed, on the terms and conditions in this Note, through an assignment and assumption agreement, or the Company may prepay all of the then outstanding principal and unpaid interest under this Note in full at the optional 120% prepayment amount. This provision creates an embedded derivative in accordance with ASC 815, Derivatives and Hedging. As such it is required to be bifurcated and accounted for separately from the Note. However, the Company has determined that the fair value of the embedded derivative is immaterial to the financial statements.
Debt issuance costs of $140,433 are being amortized to interest expense over the term of the Note using the effective interest method. At December 31, 2013, there were 555,556 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures.
Michaelson has the option to call the Note upon an event of default at the optional 120% prepayment amount discussed above. One event of default is defined as the Company’s failure to issue a registration statement covering the resale of the Company’s Common Stock that is declared effective within one year of the funding date of the Note. The Company has classified this Note as current on the accompanying consolidated balance sheet due to this event of default as the company cannot control when the registration statement, originally filed on February 6, 2014, will become effective. Additionally, the Note contains a contingent interest clause in connection with events of default, including this event of default. This registration rights provision is not indexed to credit risk, and therefore is not clearly and closely related to the Note. This provision creates an embedded derivative in accordance with ASC 815, Derivatives and Hedging. As such it is required to be bifurcated and accounted for separately from the Note. However, the Company has determined that the fair value of the embedded derivative is immaterial to the financial statements.
While, prior to this transaction, Michaelson was an unrelated party, due to their beneficial ownership percentage of 6.4% after this transaction, Michaelson is now considered a related party.
On March 26, 2014, the Company secured a working capital line of credit with John Hatsopoulos, the Company's Chief Executive Officer, in the amount of $3,500,000 which may be used in the occurrence of certain events. The Company had not drawn upon this line of credit through and as of May 1, 2014. The maturity date of this line is March 25, 2015.

Demand notes payable, convertible debentures and line of credit
Demand notes payable to related parties consist of various demand notes outstanding to stockholders totaling $1,750,000 and $1,337,500 at December 31, 2013 and 2012, respectively. The primary lender is John N. Hatsopoulos, the company’s Chief Executive Officer, who holds $1,750,000 and $1,300,000 of the demand notes as of December 31, 2013 and 2012, respectively. The demand notes accrue interest annually at rates ranging from 5% to 6%. Unpaid principal and interest on the demand notes is due upon demand by the lender. On January 6, 2014, the Company repaid the then outstanding principal balance of $1,750,000 together with accrued interest of $175,311.
On September 24, 2001, the Company entered into subscription agreements with three investors for the sale of convertible debentures in the aggregate principal amount of $330,000. The primary investors were George N. Hatsopoulos, a member of the board of directors, who subscribed for $200,000 of the debentures and John N. Hatsopoulos, the Company’s Chief Executive Officer, who subscribed for $100,000 of the debentures. The debentures accrue interest at a rate of 6% per annum and are due six years from issuance date. The debentures are convertible, at the option of the holder, into a number of shares of Common Stock as determined by dividing the original principal amount plus accrued and unpaid interest by a conversion price of $1.20. On September 24, 2011 the remaining holders of the Company’s convertible debentures agreed to amend the terms of the debentures and extend the due date from September 24, 2011 to September 24, 2013.
On May 11, 2009 the Company sold 1,400,000.00 shares in Ilios at $0.50 per share to George Hatsopoulos and John Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.
On September 30, 2009, Joseph J. Ritchie elected to convert $30,000 of the outstanding principal amount of the debenture, plus accrued interest of $14,433, into 37,028 shares of Common Stock at a conversion price of $1.20 per share.
On September 30, 2012, certain holders of the debentures converted the principal amount of $100,000 and accrued interest in the amount of $6,100 into 85,242 shares of the Company's Common Stock. At December 31, 2012 there were 75,806 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures. At December 31, 2012, the principal amount of the Company’s convertible debentures was $90,967 which was due on September 24, 2013.
On October 18, 2013, the remaining holder of the debentures, George N. Hatsopoulos, converted the principal balance of $90,967 into 75,806 shares of the Company's common stock at a conversion price of $1.20 per share. In addition, Mr. Hatsopoulos requested that the accrued interest earned in 2012 in the amount of $6,913 be converted into 2,161 shares of the Company's common stock at a conversion price of $3.20 per share and that the accrued interest earned on or after January 1, 2013 in the amount of $4,367 be converted into 970 shares of the Company's common stock at a conversion price of $4.50 per share.
On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, as amended on August 13, 2013, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1,500,000 from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 1, 2014. In addition, the company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014.The Credit Agreement terminated on March 1, 2014. As of December 31, 2013 the Company has borrowed $1,200,000 pursuant to the Credit Agreement. On January 6, 2014, the Company repaid the then outstanding principal balance of $1,200,000 together with accrued interest of $25,347.
On December 23, 2013, the company entered into a Senior Convertible Promissory Note (the "Note") with Michaelson Capital Special Finance Fund LP, ("Michaelson"), for the principal amount of $3,000,000 with interest at 4% per annum for a term of three years. In the event of default such interest rate shall accrue at 8% after the occurrence of the event of default and during continuance plus 2% after the occurrence and during the continuance of any other event of default. The Note is a senior unsecured obligation which pays interest only on a monthly basis in arrears at a rate of 4% per annum, unless earlier converted in accordance with the terms of the agreement prior to such date. The principal amount, if not converted, is due on the third anniversary of the Note, December 31, 2016. The Note is senior in right of payment to any unsecured indebtedness that is expressly subordinated in right of payment to the Note.
The principal balance of the Note, together with any unpaid interest, is convertible into shares of the Company's common stock at 185.19 shares of our common stock per $1,000 principal amount of Note (equivalent to a conversion price of $5.40 per share) at the option of Michaelson. If at any time the common stock of the Company is (1) trading on a national securities exchange, (2) qualifies for unrestricted resale under federal securities laws and (3) the arithmetic average of the volume weighted average price of the Common Stock for the twenty consecutive trading days preceding the Company's notice of mandatory conversion exceeds $150,000, the Company shall have the right to require conversion of all of the then outstanding principal balance together with unpaid interest of this Note into the Company's common stock based on the conversion price of $5.40 per share.
The Company may prepay all of the outstanding principal and interest due and payable under this Note in full, at any time prior to the maturity date for an amount equal to 120% of the then outstanding principal and interest due and payable as of the date of such prepayment.
Upon change of control, as defined by the Note, at Michaelson's option, the obligations may be assumed, on the terms and conditions in this Note, through an assignment and assumption agreement, or the Company may prepay all of the then outstanding principal and unpaid interest under this Note in full at the optional 120% prepayment amount. This provision creates an embedded derivative in accordance with ASC 815, Derivatives and Hedging. As such it is required to be bifurcated and accounted for separately from the Note.  However, the Company has determined that the fair value of the embedded derivative is immaterial to the financial statements.
Debt issuance costs of $140,433 are being amortized to interest expense over the term of the Note using the effective interest method. At December 31, 2013, there were 555,556 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures.
Michaelson has the option to call the Note upon an event of default at the optional 120% prepayment amount discussed above. One event of default is defined as the Company’s failure to issue a registration statement covering the resale of the Company’s Common Stock that is declared effective within one year of the funding date of the Note.  The Company has classified this Note as current on the accompanying consolidated balance sheet due to this event of default as the company cannot control when the registration statement, originally filed on February 6, 2014, will become effective. Additionally, the Note contains a contingent interest clause in connection with events of default, including this event of default. This registration rights provision is not indexed to credit risk, and therefore is not clearly and closely related to the Note. This provision creates an embedded derivative in accordance with ASC 815, Derivatives and Hedging. As such it is required to be bifurcated and accounted for separately from the Note.  However, the Company has determined that the fair value of the embedded derivative is immaterial to the financial statements.
While, prior to this transaction, Michaelson was an unrelated party, due to their beneficial ownership percentage of 6.4% after this transaction, Michaelson is now considered a related party.